Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	June 2025
Payment Date	7/15/2025
Transaction Month	34
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,745,303,060.82	52,430		54.7 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$304,740,000.00	3.633%		October 15, 2023
Class A-2a Notes	$319,040,000.00	4.52%		April 15, 2025
Class A-2b Notes	$200,000,000.00	4.82385%	*	April 15, 2025
Class A-3 Notes	$519,040,000.00	4.48%		December 15, 2026
Class A-4 Notes	$157,180,000.00	4.59%		December 15, 2027
Class B Notes	$47,370,000.00	5.03%		February 15, 2028
Class C Notes	$31,570,000.00	5.22%		March 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.52%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,252,506.50

Principal:
Principal Collections	$16,918,354.30
Prepayments in Full	$6,842,458.51
Liquidation Proceeds	$168,881.56
Recoveries	$190,969.58
Sub Total	$24,120,663.95
Collections	$25,373,170.45

Purchase Amounts:
Purchase Amounts Related to Principal	$112,092.17
Purchase Amounts Related to Interest	$614.60
Sub Total	$112,706.77

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$25,485,877.22

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	June 2025
Payment Date	7/15/2025
Transaction Month	34
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$25,485,877.22
Servicing Fee	$339,218.07	$339,218.07	$0.00	$0.00	$25,146,659.15
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$25,146,659.15
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$25,146,659.15
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$25,146,659.15
Interest - Class A-3 Notes	$401,582.76	$401,582.76	$0.00	$0.00	$24,745,076.39
Interest - Class A-4 Notes	$601,213.50	$601,213.50	$0.00	$0.00	$24,143,862.89
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,143,862.89
Interest - Class B Notes	$198,559.25	$198,559.25	$0.00	$0.00	$23,945,303.64
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,945,303.64
Interest - Class C Notes	$137,329.50	$137,329.50	$0.00	$0.00	$23,807,974.14
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$23,807,974.14
Regular Principal Payment	$21,684,152.87	$21,684,152.87	$0.00	$0.00	$2,123,821.27
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,123,821.27
Residual Released to Depositor	$0.00	$2,123,821.27	$0.00	$0.00	$0.00
Total		$25,485,877.22

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$21,684,152.87
Total					$21,684,152.87

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$21,684,152.87	$41.78	$401,582.76	$0.77	$22,085,735.63	$42.55
Class A-4 Notes	$0.00	$0.00	$601,213.50	$3.83	$601,213.50	$3.83
Class B Notes	$0.00	$0.00	$198,559.25	$4.19	$198,559.25	$4.19
Class C Notes	$0.00	$0.00	$137,329.50	$4.35	$137,329.50	$4.35
Total	$21,684,152.87	$13.73	$1,338,685.01	$0.85	$23,022,837.88	$14.58

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	June 2025
Payment Date	7/15/2025
Transaction Month	34

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$107,566,809.57	0.2072418	$85,882,656.70	0.1654644
Class A-4 Notes	$157,180,000.00	1.0000000	$157,180,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$343,686,809.57	0.2176693	$322,002,656.70	0.2039360

Pool Information
Weighted Average APR	3.715%	3.748%
Weighted Average Remaining Term	29.07	28.38
Number of Receivables Outstanding	24,175	23,231
Pool Balance	$407,061,687.45	$382,814,430.17
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$376,634,844.02	$354,586,982.29
Pool Factor	0.2332327	0.2193398

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,736,842.79
Yield Supplement Overcollateralization Amount	$28,227,447.88
Targeted Overcollateralization Amount	$60,811,773.47
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$60,811,773.47

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,736,842.79
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,736,842.79
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,736,842.79

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	June 2025
Payment Date	7/15/2025
Transaction Month	34
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		82	$205,470.74
(Recoveries)		94	$190,969.58
Net Loss for Current Collection Period			$14,501.16
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0427%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4004%
Second Prior Collection Period			0.5386%
Prior Collection Period			0.7352%
Current Collection Period			0.0441%
Four Month Average (Current and Prior Three Collection Periods)			0.4296%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,429	$12,858,040.18
(Cumulative Recoveries)			$2,268,817.74
Cumulative Net Loss for All Collection Periods			$10,589,222.44
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6067%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,293.55
Average Net Loss for Receivables that have experienced a Realized Loss			$4,359.50

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.04%	300	$7,798,955.29
61-90 Days Delinquent	0.38%	50	$1,448,614.89
91-120 Days Delinquent	0.11%	12	$432,377.50
Over 120 Days Delinquent	0.23%	33	$893,786.51
Total Delinquent Receivables	2.76%	395	$10,573,734.19

Repossession Inventory:
Repossessed in the Current Collection Period		14	$413,041.26
Total Repossessed Inventory		20	$560,704.63

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3308%
Prior Collection Period			0.3351%
Current Collection Period			0.4089%
Three Month Average			0.3583%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.7248%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	June 2025
Payment Date	7/15/2025
Transaction Month	34

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	80	$2,139,233.97
2 Months Extended	131	$3,393,962.96
3+ Months Extended	18	$402,277.75

Total Receivables Extended	229	$5,935,474.68
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer